--------------------------------------------------------------------------------

NEW YORK
DAILY TAX FREE                             600 Fifth Avenue, New York, NY  10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================


Dear Shareholder:


We are pleased to present the annual report of New York Daily Tax Free Income Fund, Inc. for the year ended April 30, 1997.

The Fund had net assets of $323,752,895 and 2,603 active shareholders as of April 30, 1997.

We thank you for your support and look forward to continuing to serve your cash management needs.




Sincerely,


\s\Steven W. Duff

Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 1997
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Other Tax Exempt Investments (c) (17.75%)
---------------------------------------------------------------------------------------------------------------------------------
 $  7,450,000 Averill Park, NY CSD                                            05/08/97    3.70%   $  7,450,343
    4,500,000 Central Islip,UFSD TAN (Suffolk County)                         06/30/97    3.99       4,503,197
    3,450,000 Cuba-Rushford CSD Allegheny County, NY BAN                      01/07/98    3.73       3,455,006
    1,700,000 Dutchess County, NY BAN City of Beacon                          06/05/97    3.75       1,700,078
    5,000,000 Freeport, NY CSD
              LOC State Street Bank & Trust Co.                               06/30/97    3.94       5,003,907
    4,127,700 Lansing CSD, Tompkins County, NY                                02/12/98    3.70       4,143,311
    3,740,000 Oakfield - Alabama, NY CSD RAN                                  09/30/97    3.67       3,746,476
    2,000,000 Potsdam St. Lawrence County, NY CSD                             01/28/98    3.75       2,005,349
    3,640,000 South Jefferson CSD
              (Jefferson, Lewis & Oswego Counties, NY)                        06/20/97    4.00       3,640,955
   10,000,000 Suffolk County, NY Brentwood UFSD TAN                           06/30/97    4.04      10,006,305
    2,500,000 Sullivan County TAN Custodial Receipts
              LOC State Street Bank & Trust Co.                               03/19/98    3.66       2,506,214
    4,463,000 Syracuse, NY BAN - Series A                                     12/19/97    3.61       4,476,127
    2,500,000 Ulster County, NY TAN Custodial Receipts
              LOC State Street Bank & Trust Co.                               03/18/98    3.66       2,506,166
    1,140,000 Village of Limestone Cattaraugus County, NY Water System BAN    07/25/97    4.04       1,140,745
    1,200,000 Village of Mineola Town of North Hempstead Nassau County, NY    09/16/97    3.46       1,201,656
 ------------                                                                                      -----------
   57,410,700 Total Other Tax Exempt Investments                                                    57,485,835
 ------------                                                                                      -----------
Other Variable Rate Demand Instruments (b) (66.31%)
---------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000 Counties of Warren & Washington IDA IDRB
              (Griffith Micro Science Inc. Project) - Series 1994
              LOC First National Bank of Chicago                              12/01/14    4.60%   $  5,000,000                A1
    3,000,000 Franklin County, NY IDA IDRB (Kes Chatauqua Project)
              LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                       07/01/21    4.40       3,000,000                A1
    1,065,000 Glen Falls, NY IDA IDRB (Broad Street Plaza)
              LOC Fleet National Bank                                         12/01/06    4.65       1,065,000     P1         A1
    1,000,000 Islip, NY IDA Brentwood (c)
              LOC Fleet National Bank                                         05/01/09    3.90       1,000,000
    1,580,000 Metropolitan Museum of Art
              (Dormitory Authority of New York) RB - Series 1993A             07/01/15    4.30       1,580,000     VMIG-1     A1+
    6,800,000 Metropolitan Transportation Authority - Series 1991A
              LOC Morgan Guaranty/Bank of Tokyo-Mitsubishi Bank/
              Sumitomo Bank/Industrial Bank of Japan/NatWest                  07/01/21    4.50       6,800,000     VMIG-1     A1




-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
---------------------------------------------------------------------------------------------------------------------------------
 $    420,000 Monroe County, NY IDA IDRB (Brazil Merk Partnership)
              LOC Fleet National Bank                                         01/01/06    3.60%   $    420,000     P1         A1
    1,000,000 Nassau County, Manhassett (c)
              LOC Bankers Trust Company                                       12/01/99    4.50       1,000,000
   15,600,000 New York City GO 1993 - Series E-3
              LOC Morgan Guaranty Trust Company                               08/01/23    4.00      15,600,000     P1         A1+
    4,400,000 New York City HDC Residential RB (Montefiore Medical Center)
              LOC Chase Manhattan Bank, N.A.                                  05/01/30    4.45       4,400,000                A1
    2,300,000 New York City Trust Cultural Resource RB (Jewish Museum)        12/01/21    4.60       2,300,000     VMIG-1     A1
    2,300,000 New York City Trust Cultural Resource RB (Museum of Broadcasting)
              LOC Sumitomo Bank, Ltd.                                         05/01/14    4.60       2,300,000     VMIG-1     A1
    1,100,000 New York City Water Finance Authority
              Water & Sewer System RB - Series C Bonds
              FGIC Insured                                                    06/15/23    4.05       1,100,000     VMIG-1     A1+
    7,300,000 New York City, NY - Subseries E-4
              LOC State Street Bank & Trust Co.                               08/01/21    4.00       7,300,000     VMIG-1     A1+
    4,000,000 New York City, NY GO - Series B-5
              MBIA Insured                                                    08/15/22    3.95       4,000,000     VMIG-1     A1+
    4,750,000 New York City, NY GO - Series E-4
              LOC State Street Bank & Trust Co.                               08/01/22    4.00       4,750,000     VMIG-1     A1+
   15,600,000 New York City, NY GO - Subseries E-6
              FGIC Insured                                                    08/01/19    4.00      15,600,000     VMIG-1     A1+
    2,500,000 New York City, NY GO - Series E-5
              LOC Morgan Guaranty Trust Company                               08/01/18    4.00       2,500,000     VMIG-1     A1+
    3,400,000 New York City, NY HDC (East 17th St.) - Series A
              LOC Chase Manhattan Bank, N.A.                                  01/01/23    3.95       3,400,000                A1
    6,500,000 New York City, NY HDC (East 96th St.) - Series 1990A
              LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                       08/01/15    4.00       6,500,000     VMIG-1
    3,000,000 New York City, NY HDC
              (Upper Fifth Avenue Project) - Series 1989A
              LOC Bankers Trust Company                                       01/01/16    4.35       3,000,000     VMIG-1
   10,800,000 New York City, NY IDA (Nippon Cargo Airlines Company)
              LOC Industrial Bank of Japan, Ltd.                              11/01/15    4.30      10,800,000                A1
    5,200,000 New York City, NY IDRB (Airport Project) - Series 1985
              LOC Bayerische Landesbank Girozentrale                          04/01/00    4.50       5,200,000     P1         A1+






-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1997
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
---------------------------------------------------------------------------------------------------------------------------------
 $  2,075,000 New York JDA Special Purpose RB
              LOC Fuji Bank, Ltd.                                             03/01/02    4.15%   $  2,075,000     VMIG-1
    5,000,000 New York State Dormitory Authority RB (Oxford University Press)
              LOC Landesbank Hessen                                           07/01/25    4.30       5,000,000     VMIG-1
    2,000,000 New York State ERDA PCRB
              (Central Hudson Gas & Electric) - Series B
              LOC Deutsche Bank A.G.                                          11/01/20    3.75       2,000,000     P1
    4,800,000 New York State ERDA PCRB (Niagara Mohawk Power Corp.)
              LOC Toronto-Dominion Bank                                       12/01/25    4.00       4,800,000     P1
    2,000,000 New York State ERDA PCRB
              (Niagara Mohawk Power Corp.) - Series 1988A
              LOC Morgan Guaranty Trust Company                               12/01/23    4.05       2,000,000                A1+
   11,550,000 New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1985C
              LOC Canadian Imperial Bank of Commerce                          12/01/25    4.00      11,550,000     P1
    2,400,000 New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1987A (c)
              LOC Toronto-Dominion Bank                                       03/01/27    4.05       2,400,000
   10,700,000 New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series B
              LOC Toronto-Dominion Bank                                       12/01/26    4.05      10,700,000     P1
    2,700,000 New York State ERDA PCRB
              (Rochester Gas & Electric) - Series 1984
              LOC The Bank of New York                                        10/01/14    3.40       2,700,000     P1
      470,000 New York State JDA                                              03/01/05    4.15         470,000     VMIG-1
    4,310,000 New York State JDA - Series 1989                                03/01/05    4.15       4,310,000     VMIG-1
      590,000 New York State JDA - Series D
              LOC Sumitomo Bank, Ltd.                                         03/01/99    3.75         590,000     VMIG-1     A1
      685,000 New York State JDA - Series G
              LOC Sumitomo Bank, Ltd.                                         03/01/99    3.75         685,000     VMIG-1     A1
    2,900,000 New York State JDA Special Purpose RB                           03/01/02    4.15       2,900,000     VMIG-1     A2
   12,200,000 New York State LGAC
              LOC Credit Suisse/Union Bank of Switzerland                     04/01/22    4.35      12,200,000     VMIG-1     A1+
    4,900,000 New York State LGAC - Series E
              LOC Canadian Imperial Bank of Commerce                          04/01/25    4.50       4,900,000     VMIG-1     A1+




-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
---------------------------------------------------------------------------------------------------------------------------------
 $  4,900,000 New York State LGAC - Series G
              LOC National Westminster Bank PLC                               04/01/25    4.40%   $  4,900,000     VMIG-1     A1+
    5,700,000 New York State LGAC RB - Series 1994B
              LOC Swiss Bank Corp.                                            04/01/23    4.40       5,700,000     VMIG-1     A1+
    8,000,000 New York State Medical Care Facilities Financial Authority
              LOC Chase Manhattan Bank, N.A.                                  11/01/15    4.50       8,000,000     VMIG-1
    1,300,000 New York State Medical Care
              Pooled Equipment Authority - Series 1994A
              LOC Chase Manhattan Bank, N.A.                                  11/01/03    4.40       1,300,000     VMIG-1
    3,400,000 New York, NY - Series B Subseries B-6
              MBIA Insured                                                    08/15/05    3.95       3,400,000     VMIG-1     A1+
      500,000 Puerto Rico Industrial Medical & Environmental PCFA PCRB
              (Ana Mendez Foundation)
              LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                       12/01/15    4.15         500,000                A1
      500,000 Southeast, NY IDA (1989 Unilock, NY)
              LOC First National Bank of Chicago                              11/01/97    4.60         500,000     P1         A1+
      500,000 Southeast, NY IDA (1989 Unilock, NY)
              LOC First National Bank of Chicago                              11/01/98    4.60         500,000     P1         A1+
      500,000 Southeast, NY IDA (1989 Unilock, NY)
              LOC First National Bank of Chicago                              11/01/99    4.60         500,000     P1         A1+
      500,000 Southeast, NY IDA (1989 Unilock, NY)
              LOC First National Bank of Chicago                              11/01/00    4.60         500,000     P1         A1+
      200,000 Southeast, NY IDA (1989 Unilock, NY)
              LOC First National Bank of Chicago                              11/01/01    4.60         200,000     P1         A1+
    6,800,000 Suffolk County, NY IDA
              (Nissequogue Cogen Partners) - Series 1993
              LOC Toronto-Dominion Bank                                       12/15/23    4.45       6,800,000     VMIG-1     A1+
    4,000,000 Suffolk County, NY Water Authority BAN                          12/21/99    4.40       4,000,000     VMIG-1
 ------------                                                                                     ------------
  214,695,000 Total Other Variable Rate Demand Instruments                                         214,695,000
 ------------                                                                                     ------------
Put Bonds (d) (2.23%)
---------------------------------------------------------------------------------------------------------------------------------
 $    350,000 Fulton County, NY IDA (LCM Properties Realty Trust) (c)
              LOC The Bank of New York                                        06/15/97    3.95%   $    350,000
    6,865,000 New York State ERDA PCRB (Long Island Lighting Co.)
              LOC Deutsche Bank A.G.                                          03/01/98    3.60       6,865,000     VMIG-1
  -----------                                                                                     ------------
   7,215,000  Total Put Bonds                                                                        7,215,000
  -----------                                                                                     ------------




-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1997
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Tax Exempt Commercial Paper (7.88%)
---------------------------------------------------------------------------------------------------------------------------------
 $  5,500,000 New York State Dormitory Authority
              (Memorial Sloan Kettering Cancer Center) - Series 1994C
              LOC Chase Manhattan Bank, N.A.                                  06/12/97    3.70%   $  5,500,000     VMIG-1     A1+
    6,000,000 New York City Water Finance Authority
              LOC Canadian Imperial Bank of Commerce                          07/31/97    3.65       6,000,000     P1         A1+
    5,000,000 New York State Environmental Quality - Series 1997A
              LOC Bayerische Landesbank/Landesbank Hessen                     06/24/97    3.45       5,000,000     VMIG-1     A1+
    9,000,000 Puerto Rico Government Development Bank                         05/07/97    3.35       9,000,000                A1+
  -----------                                                                                     ------------
   25,500,000 Total Tax Exempt Commercial Paper                                                     25,500,000
  -----------                                                                                     ------------
Variable Rate Demand Instruments - Participations (b) (2.28%)
---------------------------------------------------------------------------------------------------------------------------------
 $    156,682 Auburn, NY IDA IDRB
              (Bo-Mer Manufacturing Company Incorporated)
              LOC Chase Manhattan Bank, N.A.                                  10/01/00    5.53%   $    156,682     P1         A1
      255,000 BSE Corporation Project
              LOC Chase Manhattan Bank, N.A.                                  07/01/01    5.53         255,000     P1         A1
      279,955 Centennial Associates/W & H Stampings, Incorporated
              LOC Chase Manhattan Bank, N.A.                                  10/01/00    5.53         279,955     P1         A1
      206,897 Datagraphic Incorporated
              LOC Chase Manhattan Bank, N.A.                                  10/01/98    5.53         206,897     P1         A1
    1,365,000 Executive Square Business Park
              LOC Chase Manhattan Bank, N.A.                                  06/01/01    5.53       1,365,000     P1         A1
      189,655 Faden Paper Supply Company
              LOC Chase Manhattan Bank, N.A.                                  01/01/00    5.53         189,655     P1         A1
      592,200 GL II Associates
              LOC Chase Manhattan Bank, N.A.                                  01/01/99    5.53         592,200     P1         A1
    1,522,500 Giaquinto Joint Venture
              LOC Chase Manhattan Bank, N.A.                                  07/01/02    5.53       1,522,500     P1         A1
      236,789 I.G. Federal Electric Supply Corporation 1984
              LOC Chase Manhattan Bank, N.A.                                  11/01/99    5.53         236,789     P1         A1
      429,680 Metro Seliger Industries, Incorporated 1984
              LOC Chase Manhattan Bank, N.A.                                  08/10/99    5.53         429,680     P1         A1
      169,516 Nassau County, NY IDA IDRB
              (Steven Klein/Normandie Metal Fabricators)
              LOC Chase Manhattan Bank, N.A.                                  11/01/99    5.53         169,516     P1         A1






-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Variable Rate Demand Instruments - Participations (b) (Continued)
---------------------------------------------------------------------------------------------------------------------------------
 $    332,257 New York City, NY
              (Seybert-Nicholas Printing Corporation/Kenner Printing)
              LOC Chase Manhattan Bank, N.A.                                  06/01/00    5.53%   $    332,257     P1         A1
      122,222 New York City, NY IDA IDRB (Abigail Press, Incorporated Project)
              LOC Chase Manhattan Bank, N.A.                                  02/01/99    5.53         122,222     P1         A1
      149,916 One Crouse Medical Plaza
              LOC Chase Manhattan Bank, N.A.                                  12/10/98    5.53         149,916     P1         A1
      935,000 Penn-Plax Plastics, Nassau County
              LOC Dai-Ichi Kangyo Bank, Ltd.                                  01/01/00    5.53         935,000     P1         A1
       34,999 Ram Realty Company Project
              LOC The Bank of New York                                        02/01/99    5.10          34,999     P1         A1
      349,970 Texpak Incorporated Project
              LOC Chase Manhattan Bank, N.A.                                  01/01/01    5.53         349,970     P1         A1
       59,995 Ulster County, NY IDA IDRB (Fin Pan Incorporated Project)
              LOC Chase Manhattan Bank, N.A.                                  11/01/99    5.53          59,995     P1         A1
  -----------                                                                                     ------------
    7,388,233 Total Variable Rate Demand Instruments - Participations                                7,388,233
  -----------                                                                                     ------------
Variable Rate Demand Instruments - Private Placements (b) (2.62%)
---------------------------------------------------------------------------------------------------------------------------------
 $    514,776 Adirondack Transit Lines
              LOC Key Bank, N.A.                                              02/01/01    5.10%   $    514,776     P1         A1
    6,500,000 Blazer Real Estate 1990
              LOC Union Bank of Switzerland                                   09/01/21    5.53       6,500,000     P1         A1
      239,250 J. Treffiletti & Sons
              LOC Key Bank, N.A.                                              09/01/00    5.10         239,250     P1         A1
      295,416 Troy Mall Associates - Series 1985B
              LOC Key Bank, N.A.                                              07/01/15    5.10         295,416     P1         A1
      923,750 Troy Mall Associates - Series 1985C
              LOC Key Bank, N.A.                                              04/01/16    5.10         923,750     P1         A1
  -----------                                                                                     ------------
    8,473,192 Total Variable Rate Demand Instruments - Private Placements                            8,473,192
  -----------                                                                                     ------------
              Total Investments (99.07%) (Cost $320,757,260+)                                      320,757,260
              Cash and Other Assets, Net of Liabilities (0.93%)                                      2,995,635
                                                                                                  -------------
              Net Assets (100%)                                                                   $323,752,895
                                                                                                  =============
              Class A Shares, 323,757,128 Shares Outstanding (Note 3)                             $       1.00
                                                                                                  =============
              Class B Shares,       6,693 Shares Outstanding (Note 3)                             $       1.00
                                                                                                  =============

              +   Aggregate cost for federal income tax purposes is identical.




-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1997
===============================================================================



FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.

KEY:

     BAN       =   Bond Anticipation Note                         LGAC      =    Local Government Assistance Corporation
     CSD       =   Central School District                        PCFA      =    Pollution Control Financial Authority
     ERDA      =   Energy and Research Development Authority      PCRB      =    Pollution Control Revenue Bond
     GO        =   General Obligation                             RAN       =    Revenue Anticipation Note
     HDC       =   Housing Development Corporation                RB        =    Revenue Bond
     IDA       =   Industrial Development Authority               TAN       =    Tax Anticipation Note
     IDRB      =   Industrial Development Revenue Bond            UFSD      =    Unified School District
     JDA       =   Job Development Authority




-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1997
===============================================================================

 INVESTMENT INCOME

 Income:
   Interest.............................................................                       $ 10,333,834
                                                                                                -----------
 Expenses: (Note 2)
  Investment management fee.............................................                            865,046
  Administration fee....................................................                            605,532
  Shareholder servicing fee.............................................                            576,689
  Custodian expenses....................................................                             22,762
  Shareholder servicing and
     related shareholder expenses.......................................                            188,254
  Legal, compliance and filing fees.....................................                             32,086
  Audit and accounting..................................................                             59,448
  Directors' fees and expenses..........................................                             15,386
  Other expenses........................................................                             11,695
                                                                                                -----------
      Total expenses....................................................                          2,376,898
      Less: Expenses paid indirectly....................................                       (     12,105)
                                                                                                -----------
               Net expenses.............................................                          2,364,793
                                                                                                -----------
 Net investment income..................................................                          7,969,041



 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments................................                       (      8,672)
                                                                                                -----------
 Increase in net assets from operations.................................                       $  7,960,369
                                                                                                ===========




--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED APRIL 30, 1997 AND 1996
===============================================================================

                                                                          1997                    1996
                                                                      ------------            -------------

 INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income.......................................    $   7,969,041           $   8,266,259
     Net realized gain (loss) on investments.....................    (       8,672)                 --
                                                                      ------------            -------------
 Increase in net assets from operations..........................        7,960,369               8,266,259
 Dividends to shareholders from net investment income
     Class A.....................................................    (   7,968,922)*         (   8,266,259)*
     Class B.....................................................    (         119)*               --
 Capital share transactions (Note 3)
     Class A.....................................................       40,386,831              28,946,430
     Class B.....................................................            6,693                  --
                                                                      ------------            -------------
         Total increase (decrease)...............................       40,384,852              28,946,430
 Net assets:
     Beginning of year...........................................      283,368,043             254,421,613
                                                                      ------------            -------------
     End of year.................................................    $ 323,752,895           $ 283,368,043
                                                                      ============            =============

 *   Designated as exempt-interest dividends for federal income tax purposes.





--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
===============================================================================

1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects, Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced October 10, 1996. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement,

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
===============================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $134,900 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

Included in the Statement of Operations under the captions "Shareholder servicing and related shareholder expenses" are expense offsets of $12,105.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

3. Capital Stock

At April 30, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $323,762,132. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                    Year                                Year
 Class A                                            Ended                               Ended
 -------
                                                 April 30, 1997                      April 30, 1996
                                                ----------------                     --------------
 Sold...................................            498,357,444                        452,103,464
 Issued on reinvestment of dividends....              7,175,397                          7,544,314
 Redeemed...............................         (  465,146,010)                     ( 430,701,348)
                                                  -------------                       ------------
 Net increase (decrease)................             40,386,831                         28,946,430
                                                  =============                       ============
                                               October 10, 1996
 Class B                                   (Commencement of Sales) to
 -------
                                                April 30, 1997
                                                ----------------
 Sold...................................                 12,177
 Issued on reinvestment of dividends....                    108
 Redeemed...............................         (        5,592)
                                                  --------------
 Net increase (decrease)................                  6,693
                                                  ==============

4. Sales of Securities

Accumulated undistributed realized losses at April 30, 1997 amounted to $9,237. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire through April 30, 2005.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 70% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------






===============================================================================

 6. Selected Financial Information

 CLASS A                                                                              Year Ended April 30,
 -------                                                     -----------------------------------------------------------------------
                                                                 1997            1996          1995           1994           1993
                                                              ----------      ----------    ----------     ----------     ----------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..                        $ 1.00          $ 1.00        $ 1.00         $ 1.00         $  1.00
                                                               -------         -------       -------        -------        --------
 Income from investment operations:
    Net investment income.............                           0.028           0.030         0.027          0.018           0.023
 Less distributions:
   Dividends from net investment income                        ( 0.028)        ( 0.030)      ( 0.027)       ( 0.018)       (  0.023)
                                                               -------         -------       -------        -------         -------
 Net asset value, end of period........                        $ 1.00          $ 1.00        $ 1.00         $ 1.00         $  1.00
                                                               =======         =======       =======        =======         =======
 Total Return..........................                          2.80%           3.08%         2.74%          1.84%           2.28%
 Ratios/Supplemental Data
 Net assets, end of period (000).......                       $323,746        $283,368      $254,422       $218,348        $210,486
 Ratios to average net assets:
   Expenses..........................                             0.82%          0.84%         0.87%          0.89%           0.89%
   Net investment income.............                             2.76%          3.02%         2.71%          1.82%           2.25%

                                                                                          October 10, 1996
 Class B                                                                              (Commencement of Sales) to
 -------                                                                                    April 30, 1997
                                                                                           --------------

 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..                                                      $  1.00
                                                                                             --------
 Income from investment operations:
   Net investment income...............                                                         0.017
 Less distributions:
   Dividends from net investment income                                                      (  0.017)
                                                                                              --------
 Net asset value, end of period........                                                      $  1.00
                                                                                              ========
 Total Return..........................                                                         3.02%*
 Ratios/Supplemental Data
 Net assets, end of period (000).......                                                              7
 Ratios to average net assets:
     Expenses..........................                                                         0.62%*
     Net investment income.............                                                         2.99%*

 * Annualized

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================



The Board of Directors and Shareholders
New York Daily Tax Free Income Fund, Inc.

We have audited the accompanying statement of net assets of New York Daily Tax Free Income Fund, Inc. as of April 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the five years in the period then ended. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. as of April 30, 1997, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.





                                                           \s\McGladrey & Pullen





New York, New York
May 23, 1997


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------






NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.








                      Annual Report
                     April 30, 1997








--------------------------------------------------------------------------------

-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------


New York Daily Tax Free Income Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020

Manager
   Reich & Tang Asset Management L.P.
   600 Fifth Avenue
   New York, New York 10020

Custodian
   Investors Fiduciary Trust Company
   127 West 10th Street
   Kansas City, Missouri 64105

Transfer Agent
& Dividend Disbursing Agent
    Reich & Tang Services, L.P.
    600 Fifth Avenue
    New York, New York 10020



--------------------------------------------------------------------------------